FINANCIAL RISK MANAGEMENT - Commodity Price Risk (Details) - Commodity price risk	12 Months Ended
Dec. 31, 2017 CAD ($) gigajoule barrel_thermal_unit
Natural Gas Fixed Price | 1 Year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | gigajoule	75,000
Natural Gas Fixed Price | 1 Year | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative conversion rate	2.69
AECO Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable amount	$ 0.10
Reasonably possible change in risk variable impact on operating profit	$ 6,000,000
AECO Natural Gas | 1 Year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | gigajoule	10,551
Underlying derivative conversion rate	1.17
AECO Natural Gas | Later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | gigajoule	10,551
Underlying derivative conversion rate	1.17
Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable amount	$ 1.00
Reasonably possible change in risk variable impact on operating profit	$ 3,700,000
Crude Oil | 1 Year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | barrel_thermal_unit	1,000
Crude Oil | Later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative conversion rate	70.140
Propane | 1 Year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | barrel_thermal_unit	1,000
Underlying derivative conversion rate	0.47